Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	12 Months Ended
Dec. 31, 2021
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

24. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(i)	Transactions with related parties:

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	4,256	5,484	7,637
Revenue from research and development services from:
An equity investee	525	491	494
Purchases from:
Equity investees	3,770	3,347	2,465
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	350	332	430
An equity investee	—	—	2,682
	350	332	3,112
Rendering of management services from:
An indirect subsidiary of CK Hutchison	971	955	931
Entered brand license agreement with:
An indirect subsidiary of CK Hutchison (note (a))	12,721	—	—

(ii)	Balances with related parties included in:

	December 31,
	2021	2020

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (b))	1,166	1,222
Other receivables, prepayments and deposits
Equity investees (note (b))	1,149	1,142
Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (c) and (e))	1,915	401
Other non-current liabilities
An equity investee (note (d))	736	950
An indirect subsidiary of CK Hutchison (note (e))	9,766	—
	10,502	950

Notes:

(a)	The branding rights for HBYS from an indirect subsidiary of CK Hutchison was recognized in the consolidated statements of operations through the gain on divestment of an equity investee (Note 23). For the year ended December 31, 2021, actual cash paid was US$1,538,000.
(b)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(c)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.
(e)	As at December 31, 2021, branding liability payable of approximately US$1,538,000 and US$9,766,000 were included in amounts due to related parties under other payables, accruals and advance receipts and other non-current liabilities respectively (Note 23).
(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Sales	41,974	36,500	27,343
Purchases	10,660	13,936	13,380
Dividends declared	9,894	1,462	—

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	December 31,
	2021	2020

	(in US$’000)
Accounts receivable	8,436	6,184
Accounts payable	2,062	4,856
Other non-current liabilities
Loan	—	579